Deferred Taxes (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provisions	$ 110.8	$ 90.6	$ 90.6
Costs capitalized for tax	19.1	21.3	12.0
Property, plant and equipment	14.8	15.5	18.9
Retirement Plans	66.8	60.8	73.6
Tax receivables, principally NOL's	222.1	192.8	166.2
Deferred tax assets before allowances	433.6	381.0	361.3
Valuation allowances	(210.0)	(177.7)	(150.1)	$ (115.5)
Total	223.6	203.3	211.2
Acquired intangibles	(12.2)	(18.4)	(22.0)
Statutory tax allowances	0.0	(0.6)	(0.7)
Insurance deposit	0.0	(3.3)	(5.0)
Distribution taxes	(29.4)	(29.8)	(34.0)
Other	(4.9)	(2.9)	(2.6)
Total	(46.5)	(55.0)	(64.3)
Net deferred tax asset	$ 177.1	$ 148.3	$ 146.9